Warrants outstanding and exercisable As Follows (Details) (USD $)	Jun. 30, 2014
Warrants Outstanding:
Exercise Price	$ 0.30
Number Outstanding	375,000
Weighted Average Remaining Contractual Life (years)	4.34
Weighted Average Exercise Price	$ 0.30
Exercise Price	$ 0.25
Number Outstanding	2,277,167
Weighted Average Remaining Contractual Life (years)	4.99
Weighted Average Exercise Price	$ 0.25
Warrants Outstanding Total	2,652,167
Warrants Exercisable:
Number Exercisable	375,000
Weighted Average Exercise Price	$ 0.30
Weighted Average Remaining Contractual Life (years)	4.34
Number Exercisable	2,277,167
Weighted Average Exercise Price	$ 0.25
Weighted Average Remaining Contractual Life (years)	4.99
Warrants Exercisable Total	2,652,167